Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 285,248	$ 269,754
Restricted cash, current (Notes 8 and 13)	14,183	14,569
Trade accounts receivable, net	59,728	84,034
Inventories (Note 4)	65,019	67,162
Due from managers	53	84
Due from related parties (Note 3)	285	324
Prepaid expenses and other receivables	21,766	25,667
Derivatives, current asset portion (Note 13)	12,897	25,585
Other current assets (Note 14)	27,967	14,913
Total Current Assets	487,146	502,092
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	2,757,491	2,881,551
Total Fixed Assets	2,757,491	2,881,551
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,709	1,676
Restricted cash, non-current (Notes 8 and 13)	2,021	2,021
Operating leases, right-of-use assets (Note 6)	32,153	37,618
Derivatives, non-current asset portion (Note 13)	5,322	8,666
TOTAL ASSETS	3,285,842	3,433,624
CURRENT LIABILITIES
Current portion of long-term bank loans (Note 8)	205,192	166,586
Lease financing short term (Note 7)	13,719	15,361
Accounts payable	36,790	32,140
Due to managers	13,684	6,344
Due to related parties (Note 3)	1,975	1,501
Accrued liabilities	33,449	33,984
Operating lease liabilities, current (Note 6)	6,820	9,955
Deferred revenue	17,838	16,684
Total Current Liabilities	329,467	282,555
NON-CURRENT LIABILITIES
Long-term bank loans, net of current portion and unamortized loan issuance costs of $9,013 and $7,235, as of December 31, 2022 and June 30, 2023, respectively (Note 8)	779,024	927,995
Lease financing long term, net of unamortized lease issuance costs of $2,681 and $2,305, as of December 31, 2022 and June 30, 2023, respectively (Note 7)	157,432	175,238
Operating lease liabilities, non-current (Note 6)	25,333	27,663
Other non-current liabilities	907	831
TOTAL LIABILITIES	1,292,163	1,414,282
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2022 and June 30, 2023, respectively (Note 9)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 102,857,416 shares issued and outstanding as of December 31, 2022; 103,183,510 shares issued and outstanding as of June 30, 2023 (Note 9)	1,032	1,029
Additional paid in capital	2,639,319	2,646,073
Accumulated other comprehensive income/(loss)	10,052	20,962
Accumulated deficit	(656,724)	(648,722)
Total Shareholders' Equity	1,993,679	2,019,342
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,285,842	$ 3,433,624